Commitments and Contingencies (Global Diversified Holdings, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Global Diversified Holdings, Inc. [Member]
Commitments and Contingencies

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company entered into a 60 month lease agreement on October 1, 2016 to rent office space. The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option. Rental expenses under this lease for the three and nine months ended September 30, 2018 was $4,800 and $14,400, respectively. Rental expenses under this lease for the three and nine months ended September 30, 2017 was $4,800 and $14,400, respectively. The lease also required an advance payment of $1,600 for the last month of rent as well as a $1,600 security deposit.

Future minimum lease payments due under this operating lease, including renewal periods, are as follows:

Year ended December 31, 2018	$19,344
Year ended December 31, 2019	19,924
Year ended December 31, 2020	20,522
Thereafter	124,490
Total minimum lease payments	$184,280

The Company also pays rental charges for warehouse and storage space under a three year lease agreement dated May 18, 2017, with payments due calculated at $1,400 per container.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

The Company entered into a 60 month lease agreement on October 1, 2016 to rent office space. The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option. Rental expenses under this lease for the years ended December 31, 2017 and 2016 was $17,600 and $4,800, respectively. The lease also required an advance payment of $1,600 for the last month of rent as well as a $1,600 security deposit. Future minimum lease payments due under this operating lease, including renewal periods, are as follows:

Year ended December 31, 2018	$19,344
Year ended December 31, 2019	19,924
Year ended December 31, 2020	20,522
Thereafter	124,490
Total minimum lease payments	$184,280